UMB FUND SERVICES, INC.

235 West Galena Street

Milwaukee, Wisconsin 53212

(414) 299-2000

Securities and Exchange Commission

100 F. Street N.E.

Washington, DC 20549

Re:	Cliffwater Corporate Lending Fund.
Registration Numbers: 811-23333

Filing Pursuant to Rule 30b1-5 and Section 24(b) under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the annual period January 1, 2022 through March 31, 2022. Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,

/s/ Terrance P. Gallagher

Executive Vice President